Debt (Tables)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Summarized Debt

Debt is summarized as follows (in millions):

	March 31, 2015	December 31, 2014
Senior Secured Revolving Credit Facility	$30.0	$20.0
Senior Secured Term Loan Facility	287.3	288.0
Senior Notes	400.0	400.0
Capital lease obligations	0.1	0.2
Economic development loan	0.3	0.3
Unamortized original issue discount	(0.2)	(0.3)

	717.5	708.2

Less:
Current maturities	33.2	23.2

Long-term debt	$684.3	$685.0

Schedule of Future Repayments of Debt Outstanding	Below is a schedule of required future repayments of all debt outstanding on March 31, 2015 (in millions).

Remainder of 2015	$32.4
2016	3.2
2017	282.1
2018	—
2019	400.0

$717.7

Summary of Net Interest Expense

The following table provides the detail of net interest expense for the respective periods (in millions). No interest was capitalized during the three months ended March 31, 2015. Capitalized interest was less than $0.1 million for the three months ended March 31, 2014.

	Three Months Ended March 31,
	2015	2014
Interest expense
Senior Secured Revolving Credit Facility	$0.3	$—
Senior Secured Term Loan Facility	4.0	4.0
Senior Notes	8.6	8.6
Other	0.2	0.4
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3
Senior Notes	0.4	0.3
Senior Secured Revolving Credit Facility	0.1	0.1
Original issue discounts	0.1	0.1
Unrealized foreign exchange (gains) losses	(4.8)	5.2

Total interest expense	9.2	19.0
Interest income	—	—

Interest expense, net	$9.2	$19.0